Income Taxes (Tables)	Nov. 18, 2019
Income Tax Disclosure [Abstract]
Income tax expense for continuing operations including noncontrolling interests
Details of income tax expense for continuing operations including noncontrolling interests were as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas

Year Ended December 31,	2018	2017	2016	2018	2017	2016	2018	2017	2016

(millions)
Current:
Federal	$(45)	$(1)	$(155)	$36	$432	$168	$(227)	$75	$176
State	108	(26)	85	40	73	90	31	13	32

Total current expense (benefit)	63	(27)	(70)	76	505	258	(196)	88	208

Deferred:
Federal
2017 Tax Reform Act impact (1)	46	(851)	—	21	(93)	—	(6)	(246)	—
Taxes before operating loss carryforwards and investment tax credits	436	739	1,050	199	319	435	343	88	7
Tax utilization expense (benefit) of operating loss carryforwards	92	174	(161)	—	4	(2)	—	—	—
Investment tax credits	(56)	(200)	(248)	(51)	(23)	(25)	—	—	—
State	(1)	132	50	55	59	27	(17)	5	(18)

Total deferred expense (benefit)	517	(6)	691	224	266	435	320	(153)	(11)
Investment tax credit-gross deferral	2	5	35	2	5	35	—	—	—
Investment tax credit-amortization	(2)	(2)	(1)	(2)	(2)	(1)	—	—	—

Total income tax expense (benefit)	$580	$(30)	$655	$300	$774	$727	$124	$(65)	$197

(1)
The 2017 Tax Reform Act impact includes an expense of $8 million for the year ended December 31, 2018 and a benefit of $93 million for the year ended December 31, 2017 arising from discontinued operations.

Effective Income Tax
For continuing operations including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows
:

	Dominion Energy			Virginia Power			Dominion Energy Gas

Year Ended December 31,	2018	2017	2016	2018	2017	2016	2018		2017		2016

U.S. statutory rate	21.0%	35.0%	35.0%	21.0%	35.0%	35.0%	21.0%		35.0%		35.0%
Increases (reductions) resulting from:
State taxes, net of federal benefit	3.0	2.0	2.4	4.7	3.7	3.8	3.2		2.6		2.0
Investment tax credits	(1.9)	(6.3)	(11.7)	(3.5)	(0.8)	—	—		—		—
Production tax credits	(0.7)	(0.7)	(0.8)	(0.7)	(0.4)	(0.5)	—		—		—
Valuation allowances	0.3	0.2	1.2	—	—	0.1	—		0.3		—
Reversal of excess deferred income taxes	(2.0)	—	—	(3.2)	—	—	(0.6)		—		—
Federal legislative change	1.5	(27.5)	—	1.3	(4.0)	—	(0.5)		(41.0)		—
State legislative change	(0.6)	—	(0.6)	—	—	—	(2.0)		(0.7)		—
AFUDC—equity	(0.8)	(1.4)	(0.6)	(0.5)	(0.6)	(0.6)	(0.3)		(0.9)		(0.2)
Employee stock ownership plan deduction	(0.4)	(0.6)	(0.6)	—	—	—	—		—		—
Other, net	(0.9)	(1.7)	(1.4)	(0.1)	0.6	(0.4)	(4.4	) (1)	(6.0	) (1)	(5.2	) (1)
Effective tax rate	18.5%	(1.0)%	22.9%	19.0%	33.5%	37.4%	16.4%		(10.7	) %	31.6%

(1)	Includes (4.6)%, (6.7)% and (6.0)% relating to the absence of tax on noncontrolling interest in 2018, 2017 and 2016, respectively.

Deferred income taxes components
The Companies’ deferred income taxes consist of the following:

	Dominion Energy		Virginia Power		Dominion Energy Gas
At December 31,	2018	2017	2018	2017	2018	2017
(millions)
Deferred income taxes:
Total deferred income tax assets	$2,748	$2,686	$1,054	$923	$296	$293
Total deferred income tax liabilities	7,813	7,158	4,020	3,600	1,626	1,299

Total net deferred income tax liabilities	$5,065	$4,472	$2,966	$2,677	$1,330	$1,006

Total deferred income taxes:
Plant and equipment, primarily depreciation method and basis differences	$4,933	$5,056	$3,367	$2,969	$671	$645
Excess deferred income taxes	(993)	(1,050)	(678)	(687)	(156)	(155)
Nuclear decommissioning	815	829	273	260	—	—
Deferred state income taxes	626	834	284	378	203	258
Federal benefit of deferred state income taxes	(132)	(175)	(60)	(79)	(43)	(51)
Deferred fuel, purchased energy and gas costs	60	1	59	(3)	(1)	-
Pension benefits	81	141	(132)	(104)	134	139
Other postretirement benefits	(5)	(51)	55	44	(3)	(3)
Loss and credit carryforwards	(1,546)	(1,536)	(183)	(111)	(5)	(5)
Valuation allowances	158	146	5	5	6	4
Partnership basis differences	1,135	473	—	—	570	220
Other	(67)	(196)	(24)	5	(46)	(46)

Total net deferred income tax liabilities	$5,065	$4,472	$2,966	$2,677	$1,330	$1,006
Deferred Investment Tax Credits – Regulated Operations	51	51	51	51	—	—

Total Deferred Taxes and Deferred Investment Tax Credits	$5,116	$4,523	$3,017	$2,728	$1,330	$1,006

Summary of deductible loss and credit carryforwards
At December 31, 2018, Dominion Energy had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$120	$25	$—	2034
Federal investment credits	—	1,007	—	2033-2038
Federal production credits	—	150	—	2031-2038
Other federal credits	—	62	—	2031-2038
State losses	1,126	73	(61)	2019-2038
State minimum tax credits	—	122	—	No expiration
State investment and other credits	—	107	(90)	2019-2025

Total	$1,246	$1,546	$(151)

At December 31, 2018, Virginia Power had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$1	$—	$—	2034
Federal investment credits	—	113	—	2034-2038
Federal production and other credits	—	61	—	2031-2038
State investment credits	—	9	(5)	2024

Total	$1	$183	$(5)

At December 31, 2018, Dominion Energy Gas had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$1	$—	$—	2034
State losses (1)	62	3	(3)	2021

Total	$63	$3	$(3)

(1)
Discontinued operations includes $53 million of deductible loss carryforwards which expire between 2036 and 2038, and are reflected as a deferred tax asset with an offsetting valuation allowance of $5 million.

Reconciliation of changes in unrecognized tax benefits
A reconciliation of changes in the Companies’ unrecognized tax benefits follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
	2018	2017	2016	2018	2017	2016	2018	2017	2016
(millions)
Balance at January 1	$38	$64	$103	$4	$13	$12	$2	$9	$31
Increases-prior period positions	10	1	9	—	—	4	—	—	1
Decreases-prior period positions	—	(9)	(44)	—	(1)	(3)	—	—	(19)
Increases-current period positions	10	5	6	—	—	—	—	—	—
Settlements with tax authorities	(6)	(23)	(8)	(1)	(8)	—	—	(7)	(4)
Expiration of statutes of limitations	(8)	—	(2)	(1)	—	—	—	—	—

Balance at December 31	$44	$38	$64	$2	$4	$13	$2	$2	$9

Earliest tax year remaining
For each of the major states in which Dominion Energy operates, the earliest tax year remaining open for examination is as follows:

State	Earliest Open Tax Year
Pennsylvania (1)	2012
Connecticut	2015
Virginia (2)	2015
West Virginia (1)	2015
New York (1)	2011
Utah (1)	2015

(1)	Considered a major state for Dominion Energy Gas’ operations.
(2)	Considered a major state for Virginia Power’s operations.